Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Operating Activities
Net income	$ 3,008	$ (21)
Adjustments for non-cash items:
Deferred income tax expense (recovery)	1,061	(280)
Depreciation and depletion	2,504	2,175
Accretion of reclamation provision	151	36
(Gain) loss on investments	87	(899)
Unrealized foreign exchange gain	(283)	(241)
Write down of uncollectible account	621	0
Unwinding of fair value adjustment	0	74
Fair value adjustment on warrant liability	0	478
Write down of equipment and materials and supplies inventory	566	95
Share-based payments	1,601	1,809
Total adjustments for non cash	9,142	4,068
Net change in non-cash working capital items	1,569	3,201
Cash provided by operating activities	7,573	867
Financing Activities
Shares and units issued for cash, net of issuance costs	3,630	3,242
Proceeds from option exercise	372	0
Lease liability payments	1,371	933
Equipment loan payments	126	184
Cash provided by (used in) financing activities	2,505	2,125
Investing Activities
Exploration and evaluation expenditures	1,920	809
Additions to plant, equipment and mining properties	3,112	6,575
Acquisition of La Preciosa	0	(5,000)
Cash used in investing activities	(5,032)	(12,384)
Change in cash	5,046	(9,392)
Effect of exchange rate changes on cash	33	3
Cash, beginning	2,688	11,245
Cash, ending	$ 7,767	$ 1,856